                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
   This Amendment (Check only one):     [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Nunno
Title:  Chief Financial Officer
Phone:  (914) 242-5720

Signature, Place, and Date of Signing:

    /s/ Jennifer Nunno          Mt. Kisco, New York        November 14, 2003
    ------------------          -------------------        -----------------
        [Signature]                [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1*
                                                  ----------------------

Form 13F Information Table Entry Total:                  82
                                                  ----------------------

Form 13F Information Table Value Total:               174,614
                                                  ----------------------
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number            Name
    ---               --------------------            ----

     1                28-05211                        Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                                                                              Voting Authority
                              Title                         Value        Shrs or          Investment    --------------------------
Name of Issuer                of Class      Cusip Number    (x$1000)     prn amount       Discretio     Sole     Shared       None
--------------                --------      ------------    --------     ----------       ---------     ----     ------       ----
ACCEPTANCE INSURANCE
 COMPANIES INC                Com            004308102           23      2,603,500        Sole                    2,603,500
ADC TELECOMMUNICATIONS
 INC CMN                      Com            000886101           30         13,000        Sole                       13,000
ADTRAN INC CMN                Com            00738A106          490          8,000        Sole                        8,000
AFLAC INCORPORATED CMN        Com            001055102          969         30,000        Sole                       30,000
AMER INTL GROUP INC CMN       Corp Units     026874107        3,981         69,000        Sole                       69,000
AMERICAN PAC CORP             Com            028740108        1,662        196,000        Sole                      196,000
AMERICAN POWER CONVERSION
 CORP CMN                     Com            029066107          865         50,000        Sole                       50,000
AOL TIME WARNER INC. CMN      Com            00184A105        4,155        275,000        Sole                      275,000
ARBITRON INC CMN              Com            03875Q108          353         10,000        Sole                       10,000
BALLANTYNE OF OMAHA
 INC CMN                      Com            058516105          949        548,500        Sole                      548,500
BANK OF AMERICA CORP CMN      Com            060505104          780         10,000        Sole                       10,000
BANK ONE CORP (NEW) CMN       Com            06423A103          580         15,000        Sole                       15,000
BARNESANDNOBLE.COM INC.
 CLASSA COMMON STOCK          Com            067846105          486        200,000        Sole                      200,000
BAXTER INTL INC 7% EQUITY
 UNITS   A3                   Com            071813406          842         16,000        Sole                       16,000
BEA SYSTEMS INC
 COMMON STOCK                 Com            073325102          650         54,000        Sole                       54,000
BERKSHIRE HATHAWAY
 INC. CLASSB                  CL B           084670207          998            400        Sole                          400
BRIGHAM EXPLORATION
 COMPANY                      Com            109178103          932        137,000        Sole                      137,000
BRISTOL MYERS SQUIBB
 CO CMN                       Com            110122108        1,026         40,000        Sole                       40,000
CADIZ INC CMN                 Com            127537108          232      4,975,000        Sole                    4,975,000
CAPITAL TRUST INC
 MD CMN                       Com            14052H506        5,970        301,366        Sole                      301,366
CIGNA CORP CMN                Com            125509109        2,858         64,000        Sole                       64,000
CLARENT HOSPITAL
 CORPORATION CMN              Com            180463101          300        200,000        Sole                      200,000
COINSTAR INC CMN  WR          Com            19259P300        1,346        100,000        Sole                      100,000
COMCAST CORPORATION CMN
 CLASSA NON VOTING            Com            20030N200        3,260        130,000        Sole                      130,000
CONCORD EFS INC CMN           Com            206197105        2,667        100,000        Sole                      100,000
CORAM HEALTHCARE
 CORP CMN                     Com            218103109        3,158      3,947,700        Sole                    3,947,700
COTTON STATES LIFE
 INSURANCE                    Com            221774102        1,187        118,000        Sole                      118,000
COVALENT GROUP INC            Com            222815102          296        121,940        Sole                      121,940
DANIELSON HOLDING
 CORP.                        Com            236274106        2,474      1,806,200        Sole                    1,806,200
DELL INC CMN                  Com            24702R101        1,671         50,000        Sole                       50,000
DVI INC CMN                   Com            233343102           44        400,000        Sole                      400,000
ENCORE CAPITAL GROUP
 INC CMN                      Com            292554102          878         75,000        Sole                       75,000
EPRESENCE INC CMN             Com            294348107        1,275        250,000        Sole                      250,000
EZENIA! INC CMN               Com            302311105          146        623,400        Sole                      623,400
FANNIE MAE COMMON
 STOCK CMN                    Com            313586109        4,795         74,000        Sole                       74,000
FIRST DATA
 CORPORATION CMN              Com            319963104        1,199         30,000        Sole                       30,000
GIANT GROUP LTD CMN           Com            374503100          262        137,700        Sole                      137,700
GLACIER WTR SVCS INC          Com            376395109        1,445         72,600        Sole                       72,600
GOLDMAN SACHS
 FINANCIAL
 SQUARE PRIME
 OBLIGATIONS FUND
 (FST SHARES)                 Com            38141W364       23,697      3,696,960        Sole                   23,696,960
GP STRATEGIES
 CORP CMN                     Com            36225V104       15,374      2,132,351        Sole                    2,132,351
HCA INC CMN                   Com            404119109          737         20,000        Sole                       20,000
HEWLETT-PACKARD
 CO. CMN                      Com            428236103        3,582        185,000        Sole                      185,000
HYPERCOM CORPORATION CMN      Com            44913M105          222         41,200        Sole                       41,200
HYPERCOM CORPORATION CMN      Com            44913M105          317         58,800        Sole                       58,800
IDEC PHARMACEUTICALS
 CORP CMN                     Com            449370105        1,665         50,000        Sole                       50,000
IDINE REWARDS NETWORK
 INC CMN                      Com            45168A100          959         59,000        Sole                       59,000
INTELIDATA TECHNOLOGIES
 CORP                         Com            45814T107           85         35,900        Sole                       35,900
INTUITIVE SURGICAL,
 INC. CMN                     Com            46120E602        1,417         85,000        Sole                       85,000
IVAX CORP (FLORIDA)           Com            465823102        3,920        200,000        Sole                      200,000
J NET ENTERPRISES
 INC CMN                      Com            46622V102          862        706,400        Sole                      706,400
LEGGETT & PLATT INC           Com            524660107        3,245        150,000        Sole                      150,000
LEVEL 3 COMMUNICATIONS INC
 10.500000 12/01/2008
 SER: B GAINS SR LIEN
 0.000000% TO 12/01/03 Caa2   Note           52729NAE0        1,680      2,000,000        Sole                    2,000,000
MANUFACTURED HOME
 CMNTYS INC                   Com            564682102        5,877        150,000        Sole                      150,000
MED-DESIGN CORP CMN           Com            583926100          862        200,001        Sole                      200,001

                                                                                                              Voting Authority
                              Title                         Value        Shrs or          Investment    --------------------------
Name of Issuer                of Class      Cusip Number    (x$1000)     prn amount       Discretio     Sole     Shared       None
--------------                --------      ------------    --------     ----------       ---------     ----     ------       ----
MEDIS TECHNOLOGIES
 LTD CMN                      Com            58500P107          456         44,100        Sole                       44,100
MERCK & CO.INC. CMN           Com            589331107          506         10,000        Sole                       10,000
MERIDIAN RESOURCE CORP        Com            58977Q109        2,155        500,000        Sole                      500,000
MICROSOFT CORPORATION CMN     Com            594918104        3,058        110,000        Sole                      110,000
MOLEX INC CLASS-A CMN
 CLASS A                      Com            608554200        2,897        118,400        Sole                      118,400
NEWHALL LAND & FARMING
 CO CALCMN                    Com            651426108        3,595         91,000        Sole                       91,000
NYFIX INC CMN                 Com            670712108        1,109        198,000        Sole                      198,000
PACIFIC METALS
 CO LTD (ORD)                 Com            694990227          172         50,000        Sole                       50,000
PHOENIX TECHNOLOGY LTD        Com            719153108        1,222        195,000        Sole                      195,000
RITE AID CORP CMN             Com            767754104        1,032        200,000        Sole                      200,000
RPM INTERNATIONAL
 INC CMN                      Com            749685103        1,306        100,000        Sole                      100,000
S1 CORPORATION CMN            Com            78463B101          379         75,000        Sole                       75,000
SCICLONE PHARMACEUTICALS
 INC                          Com            80862K104          400         50,000        Sole                       50,000
SCIENTIFIC GAMES
 CORPORATION
 CMN  CLASS A                 Com            80874P109        1,197        105,000        Sole                      105,000
SHIRE PHARMACEUTICALS
 GROUP ADR                    ADR            82481R106        1,216         55,000        Sole                       55,000
SIRIUS SATELLITE
 RADIO INC CMN                Com            82966U103        2,730      1,500,000        Sole                    1,500,000
SONY CORPORATION
 ADR CMN                      Com            835699307        1,044         30,000        Sole                       30,000
STERIS CORP                   Com            859152100          691         30,000        Sole                       30,000
STONE ENERGY CORP             Com            861642106        4,234        120,000        Sole                      120,000
SUMITOMO METAL INDS
 LTD (COM)CMN                 Com            865621106           44         50,000        Sole                       50,000
TRAVELERS PROPERTY
 CASUALTY CORP
 CMN CLASS A                  Com            89420G109        2,382        150,000        Sole                      150,000
VALUEVISION MEDIA
 INC CMN CLASS A              Com            92047K107        7,286        459,400        Sole                      459,400
VCAMPUS CORPORATION
 CMN                          Com            92240C308          559        216,000        Sole                      216,000
VERIZON COMMUNICATIONS
 CMN                          Com            92343V104        2,920         90,000        Sole                       90,000
WASHINGTON MUTUAL,
 INC. CMN                     Com            939322103        4,646        128,000        Sole                      128,000
WEBMD CORP CMN                Com            94769M105        3,580        389,500        Sole                      389,500
WYNDHAM INTERNATIONAL,
 INC. CMN  CLASS A            Com            983101106          560      1,000,000        Sole                    1,000,000
XM SATELLITE RADIO HLDGS
 INC CMN  CLASS A             Com            983759101        3,503        226,000        Sole                      226,000
                                                            174,614

                                       2